Fair Value of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value of Financial Assets and Liabilities
Fair Value of Financial Assets and Liabilities

Financial Assets and Liabilities Carried at Fair Value

The following tables represent the fair value hierarchy for financial assets and liabilities measured at fair value at December 31, 2018 and 2017:

	December 31, 2018
($ thousands)	Level 1	Level 2	Level 3	Total Fair Value
Restricted cash equivalents	56,550	—	—	56,550
Derivative assets	—	7,317	2,519	9,836
Available-for-sale investments	6,585	—	—	6,585
Derivative liabilities	—	25,473	—	25,473

	December 31, 2017
($ thousands)	Level 1	Level 2	Level 3	Total
Restricted cash equivalents	57,465	—	—	57,465
Derivative assets	—	501	2,638	3,139
Available-for-sale investments	11,991	—	—	11,991
Contingent consideration liabilities	—	—	7,755	7,755
Derivative liabilities	—	19,352	—	19,352

Valuation Techniques and Balance Sheet Presentation

Restricted cash equivalents are primarily composed of publicly-traded foreign government and corporate bonds and mutual funds, and were valued using quoted market prices. Restricted cash equivalents are presented in restricted cash and cash equivalents in the consolidated balance sheets.

Derivative assets and liabilities classified as Level 2 in the table above were derived from quoted market prices for similar instruments or by discounting the future cash flows with adjustments for credit risk as appropriate. All significant inputs were derived from or corroborated by observable market data including current forward exchange rates, LIBOR rates, among others. The Level 3 derivative asset in the table above was valued based on a free cash flow forecast. Refer to Note 9, Derivative Financial Instruments, for additional information.

Certain of our available-for-sale investments are carried at fair value and were valued using quoted market prices. Available-for-sale investments are presented as other non-current assets in the consolidated balance sheets.

Contingent consideration was valued using a multiple of earnings before interest, taxes, depreciation and amortization ("EBITDA") and is presented as other current liabilities in the consolidated balance sheets.

Assets and Liabilities Not Carried at Fair Value

The following tables represent the fair value hierarchy for assets and liabilities not measured at fair value at December 31, 2018 and 2017:

	December 31, 2018
($ thousands)	Carrying Value	Level 1	Level 2	Level 3	Total Fair Value
Available-for-sale investments	13,509	—	—	13,509	13,509
Jackpot liabilities	254,567	—	—	229,089	229,089
Debt	7,996,073	—	8,089,154	—	8,089,154

	December 31, 2017
($ thousands)	Carrying Value	Level 1	Level 2	Level 3	Total Fair Value
Available-for-sale investments	12,409	—	—	12,409	12,409
Jackpot liabilities	275,626	—	—	268,581	268,581
Debt	8,391,647	—	8,974,126	—	8,974,126

Valuation Techniques and Balance Sheet Presentation

Certain of our available-for-sale investments are carried at cost (which approximates fair value) and are presented as other non-current assets in the consolidated balance sheets.

Jackpot liabilities were primarily valued using discounted cash flows, incorporating expected future payment timing, estimated funding rates based on the treasury yield curve, and nonperformance credit risk. Expected annuity payments over one to 25 years (average 10 years) were discounted using the 10-year treasury yield curve rate (2.69%) for the estimated funding rate and the 10-year credit default swap rate (3.60%) for nonperformance risk. The present value (carrying value) of the expected lump sum payments were discounted using the 1-year treasury yield curve rate (2.63%) with the 1-year credit default swap rate (0.22%) for the current amounts, and the 2-year treasury yield curve rate (2.48%) with the 2-year credit default swap rate (0.60%) for non-current amounts. Significant increases (decreases) in any inputs in isolation would result in a lower (higher) fair value measurement. Generally, changes in the estimated funding rates do not correlate with changes in non-performance credit risk. Jackpot liabilities are presented as other current and other non-current liabilities in the consolidated balance sheets.

Debt is categorized within Level 2 of the fair value hierarchy and valued using quoted market prices, dealer quotes, or current interest rates. Carrying values in the table exclude swap adjustments.